SHARE-BASED COMPENSATION (Details) ₽ in Millions		12 Months Ended
	Nov. 09, 2021 EquityInstruments $ / shares	Dec. 31, 2021 RUB (₽) EquityInstruments	Dec. 31, 2018
SHARE-BASED COMPENSATION
Initial public offering price per ordinary share | $ / shares	$ 16
Expense recognized from equity-settled share-based payment transactions | ₽		₽ 110
Phantom shares
SHARE-BASED COMPENSATION
Aggregate number of shares granted		4,923,042
Phantom shares | Minimum
SHARE-BASED COMPENSATION
Term of service depending on the participant for entitling cash payment			1 year
Phantom shares | Maximum
SHARE-BASED COMPENSATION
Term of service depending on the participant for entitling cash payment			5 years
Restricted Stock Units Plan 2021 [Member] | Directors
SHARE-BASED COMPENSATION
Lock up period of RSUs granted		3 years
Ordinary Shares
SHARE-BASED COMPENSATION
Number of shares granted	829,111